Company financial information - Financial position (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Total non-current assets	€ 6,441	€ 7,218
Current assets
Cash and cash equivalents	686	776	€ 554	€ 433
Total current assets	2,889	3,076
TOTAL ASSETS	9,330	10,294	6,339
Equity attributable to owners of the parent
Retained earnings	(2,204)	(2,661)
Total equity attributable to owners of the parent	(2,529)	(2,990)	(2,374)
Non-current liabilities
Borrowings	8,400	9,699
Total non-current liabilities	10,005	11,355
Current liabilities
Interest payable	89	112
Total current liabilities	1,946	1,927
TOTAL LIABILITIES	11,951	13,282
TOTAL EQUITY and LIABILITIES	9,330	10,294
ARD Finance S.A.
Non-current assets
Investments in subsidiary undertakings	882	837
Related party receivables	642	730
Total non-current assets	1,524	1,567
Current assets
Receivables from subsidiary undertaking	8	15
Cash and cash equivalents	32	4	€ 1	€ 1
Total current assets	40	19
TOTAL ASSETS	1,564	1,586
Equity attributable to owners of the parent
Retained earnings	54	(15)
Total equity attributable to owners of the parent	54	(15)
Non-current liabilities
Borrowings	1,479	1,569
Total non-current liabilities	1,479	1,569
Current liabilities
Interest payable	31	31
Other payables		1
Total current liabilities	31	32
TOTAL LIABILITIES	1,510	1,601
TOTAL EQUITY and LIABILITIES	€ 1,564	€ 1,586